Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Personnel expenses	$ 2,068	$ 1,950	$ 1,949
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Personnel expenses	$ 107	$ 107	$ 109